Summary of significant accounting policies (Interest Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of significant accounting policies [Abstract]
Amortization of issuance cost related to other long term debt	$ 4,384,801	$ 9,371,957	$ 6,554,767
Interest expense related to capital leases	1,705,739	2,055,995	2,617,000
Interest on borrowings	197,410,532	196,243,562	171,035,655
Total interest costs	203,501,072	207,671,514	180,207,422
Total interest costs capitalized	(137,347,632)	(177,814,682)	(159,926,006)
Interest expense, net	$ 66,153,440	$ 29,856,832	$ 20,281,416